Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
October 31, 2025
LSF-NPRT1-1225
1.809078.122
Common Stocks - 100.0%
	Shares	Value ($)
CANADA - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Shopify Inc Class A (b)	246,000	42,771,780
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	1,189,100	15,394,465
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Studio City International Holdings Ltd ADR (b)	1,090,629	4,089,859
Studio City International Holdings Ltd ADR (b)(c)	993,219	3,724,571

TOTAL HONG KONG		7,814,430
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	144,600	30,238,752
TAIWAN - 3.0%
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	409,400	122,996,042
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (United Kingdom) (b)	92,000	21,192,871
UNITED STATES - 94.2%
Communication Services - 9.6%
Entertainment - 1.4%
Netflix Inc (b)	51,500	57,621,290
Interactive Media & Services - 7.6%
Alphabet Inc Class A	424,800	119,449,512
Meta Platforms Inc Class A	294,700	191,068,745
		310,518,257
Media - 0.6%
EchoStar Corp (b)(d)	320,970	24,031,024
TOTAL COMMUNICATION SERVICES		392,170,571

Consumer Discretionary - 10.0%
Broadline Retail - 2.1%
Amazon.com Inc (b)	347,500	84,866,450
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings Inc	2,900	14,725,446
Boyd Gaming Corp (e)	642,266	50,013,253
New Cotai LLC / New Cotai Capital Corp (b)(d)(f)	411,029	135,640
Red Rock Resorts Inc Class A	642,300	34,241,013
		99,115,352
Household Durables - 3.6%
DR Horton Inc	64,200	9,570,936
PulteGroup Inc	105,900	12,694,233
TopBuild Corp (b)	294,300	124,335,864
		146,601,033
Specialty Retail - 1.9%
Dick's Sporting Goods Inc	248,200	54,963,890
Williams-Sonoma Inc	127,408	24,760,471
		79,724,361
TOTAL CONSUMER DISCRETIONARY		410,307,196

Consumer Staples - 1.5%
Beverages - 0.4%
Celsius Holdings Inc (b)	286,500	17,255,895
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co (b)	116,400	11,260,536
US Foods Holding Corp (b)	458,200	33,274,484
		44,535,020
TOTAL CONSUMER STAPLES		61,790,915

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer LP	1,091,900	18,376,677
Financials - 13.9%
Capital Markets - 3.3%
Ares Management Corp Class A	296,300	44,062,773
Blue Owl Capital Inc Class A (e)	2,102,300	33,153,271
KKR & Co Inc Class A	190,900	22,589,197
Moody's Corp	73,200	35,157,960
		134,963,201
Consumer Finance - 1.4%
OneMain Holdings Inc (e)	1,005,000	59,485,950
Financial Services - 6.2%
Apollo Global Management Inc	1,055,700	131,234,067
Block Inc Class A (b)	667,700	50,705,138
Mastercard Inc Class A	54,100	29,862,659
Visa Inc Class A	118,800	40,479,912
		252,281,776
Insurance - 3.0%
Arthur J Gallagher & Co	489,100	122,025,559
TOTAL FINANCIALS		568,756,486

Health Care - 2.4%
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp (b)	671,900	67,673,768
Health Care Providers & Services - 0.7%
Tenet Healthcare Corp (b)	143,709	29,674,471
TOTAL HEALTH CARE		97,348,239

Industrials - 21.2%
Aerospace & Defense - 1.8%
ATI Inc (b)	466,200	46,139,814
TransDigm Group Inc	22,200	29,048,922
		75,188,736
Building Products - 3.0%
Builders FirstSource Inc (b)	166,503	19,342,654
Carlisle Cos Inc (e)	38,400	12,481,920
Simpson Manufacturing Co Inc	107,700	19,009,050
Trane Technologies PLC	164,800	73,937,520
		124,771,144
Construction & Engineering - 6.8%
Comfort Systems USA Inc	149,200	144,064,536
EMCOR Group Inc	125,500	84,810,390
IES Holdings Inc (b)	84,500	33,113,860
WillScot Holdings Corp	792,900	17,245,575
		279,234,361
Electrical Equipment - 6.4%
Eaton Corp PLC	118,000	45,024,080
NEXTracker Inc Class A (b)	150,800	15,263,976
nVent Electric PLC (e)	515,700	58,970,295
Vertiv Holdings Co Class A	731,500	141,077,090
		260,335,441
Ground Transportation - 1.2%
Uber Technologies Inc (b)	489,300	47,217,450
Machinery - 2.0%
Parker-Hannifin Corp	103,700	80,142,471
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	1,493	25,440
TOTAL INDUSTRIALS		866,915,043

Information Technology - 24.5%
Communications Equipment - 1.3%
Arista Networks Inc	345,700	54,513,433
Electronic Equipment, Instruments & Components - 0.7%
Coherent Corp (b)	215,100	28,384,596
Semiconductors & Semiconductor Equipment - 14.7%
Broadcom Inc	364,400	134,693,172
KLA Corp	15,300	18,493,722
Marvell Technology Inc	284,500	26,669,030
Microchip Technology Inc	174,910	10,917,882
Micron Technology Inc	313,500	70,151,895
MKS Inc	282,900	40,655,559
NVIDIA Corp	1,279,900	259,166,951
ON Semiconductor Corp (b)	783,396	39,232,472
		599,980,683
Software - 7.1%
AppLovin Corp Class A (b)	40,900	26,066,797
Microsoft Corp	276,500	143,174,465
Monday.com Ltd (b)	121,900	25,018,756
Oracle Corp	220,800	57,984,288
Riot Platforms Inc (b)(e)	1,723,900	34,098,742
		286,343,048
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	187,000	30,295,870
TOTAL INFORMATION TECHNOLOGY		999,517,630

Materials - 2.6%
Chemicals - 0.2%
Chemours Co/The	817,428	10,945,361
Construction Materials - 2.4%
Eagle Materials Inc	197,000	41,827,040
James Hardie Industries PLC (b)	1,260,600	26,384,358
Martin Marietta Materials Inc	45,900	28,141,290
		96,352,688
TOTAL MATERIALS		107,298,049

Utilities - 8.1%
Electric Utilities - 3.2%
Constellation Energy Corp	317,600	119,735,200
PG&E Corp	713,858	11,393,174
		131,128,374
Independent Power and Renewable Electricity Producers - 4.9%
Vistra Corp	1,061,900	199,955,770
TOTAL UTILITIES		331,084,144

TOTAL UNITED STATES		3,853,564,950
TOTAL COMMON STOCKS (Cost $2,195,905,962)		4,093,973,290

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (f) (Cost $550,537)	557,069	687,422

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	6,881,283	6,882,659
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	35,908,739	35,912,330
TOTAL MONEY MARKET FUNDS (Cost $42,794,989)			42,794,989

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $2,239,251,488)	4,137,455,701
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(40,301,316)
NET ASSETS - 100.0%	4,097,154,385

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,724,571 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,166,664 or 0.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $17,372,856.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/2024	8,999,999

New Cotai LLC / New Cotai Capital Corp	9/11/2020	2,036,135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,593,759	167,801,042	168,512,377	145,708	235	-	6,882,659	6,881,283	0.0%
Fidelity Securities Lending Cash Central Fund	18,501,425	249,308,212	231,897,307	6,957	-	-	35,912,330	35,908,739	0.1%
Total	26,095,184	417,109,254	400,409,684	152,665	235	-	42,794,989

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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